Selected Statements of Comprehensive Income Data (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Research and development expenses, net:
Total research and development expenses, net	$ 31,462	$ 22,045	$ 15,018
Less royalty bearing grants	(1,087)	(1,901)	(2,407)
Salaries and social benefits [Member]
Research and development expenses, net:
Total research and development expenses, net	8,307	5,016	3,795
Share-based payment [Member]
Research and development expenses, net:
Total research and development expenses, net	1,600	705	1,362
Subcontractors [Member]
Research and development expenses, net:
Total research and development expenses, net	16,752	12,695	9,617
Materials [Member]
Research and development expenses, net:
Total research and development expenses, net	3,700	3,610	1,677
Depreciation [Member]
Research and development expenses, net:
Total research and development expenses, net	1,220	195	142
Other [Member]
Research and development expenses, net:
Total research and development expenses, net	$ 970	$ 1,725	$ 832